4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$) Number
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Fair value	R$ 27.1
Cash Flow Hedges - Derivative Instruments [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Fair value	R$ 21.4
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	1st Qtr. 2019
Notional	R$ 70.0
Average rate | Number	4
Fair value	R$ (1.5)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	2nd Qtr. 2019
Notional	R$ 20.0
Average rate | Number	4
Fair value	R$ (0.3)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	3rd Qtr. 2019
Notional	R$ 30.0
Average rate | Number	4
Fair value	R$ 1.2
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Cost
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	1st Qtr. 2019
Notional	R$ 54.8
Average rate | Number	4
Fair value	R$ (4.5)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Cost
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	2nd Qtr. 2019
Notional	R$ 40.8
Average rate | Number	4
Fair value	R$ 0.3
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Cost
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	3rd Qtr. 2019
Notional	R$ 11.7
Average rate | Number	4
Fair value	R$ 2.3
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Cost
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	4th Qtr. 2019
Notional	R$ 2.5
Average rate | Number	4
Fair value	R$ (0.1)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	EUR Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	EUR
Maturity	1st Qtr. 2019
Notional	R$ 10.0
Average rate | Number	4
Fair value	R$ 0.2
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	JPY Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	JPY
Maturity	1st Qtr. 2019
Notional	R$ 6,365.6
Average rate | Number	0
Fair value	R$ (1.8)
Cash Flow Hedges - Derivative Instruments [Member] | Collar [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	1st Qtr. 2019
Notional	R$ 385.0
Average rate | Number	4
Fair value	R$ 22.8
Cash Flow Hedges - Derivative Instruments [Member] | Collar [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	2nd Qtr. 2019
Notional	R$ 180.0
Average rate | Number	4
Fair value	R$ 3.9
Cash Flow Hedges - Derivative Instruments [Member] | Collar [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	3rd Qtr. 2019
Notional	R$ 80.0
Average rate | Number	4
Fair value	R$ 7.6
Cash Flow Hedges - Derivative Instruments [Member] | Collar [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	4th Qtr. 2019
Notional	R$ 35.0
Average rate | Number	4
Fair value	R$ (1.5)
Cash Flow Hedges - Derivative Instruments [Member] | Collar [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	BRL
Liabilities (Protected risk)	US$
Maturity	1st Qtr. 2019
Notional	R$ 25.0
Average rate | Number	4
Fair value	R$ (7.2)
Cash Flow Hedges - Non-derivative instruments [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Fair value	R$ (1,271.7)
Cash Flow Hedges - Non-derivative instruments [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	-
Liabilities (Protected risk)	US$
Maturity	01.2019 to 02.2019
Notional	R$ 33.3
Average rate | Number	2
Fair value	R$ (129.1)
Cash Flow Hedges - Non-derivative instruments [Member] | Bond BRF SA BRFSBZ5 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	-
Liabilities (Protected risk)	US$
Maturity	06.2022
Notional	R$ 118.7
Average rate | Number	2
Fair value	R$ (561.4)
Cash Flow Hedges - Non-derivative instruments [Member] | Bond BRF SA BRFSBZ3 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItemLineItems [Line Items]
Hedged object	USD Exports
Assets (Hedged object)	-
Liabilities (Protected risk)	US$
Maturity	05.2023
Notional	R$ 150.0
Average rate | Number	2
Fair value	R$ (581.2)